Commitments - Legal Proceedings (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2020	Mar. 31, 2019	Feb. 29, 2020	Feb. 28, 2019
Loss Contingencies [Line Items]
Litigation settlement		$ 1,100
Certain former and current employees case
Loss Contingencies [Line Items]
Litigation expenses			$ 650	$ 450
Litigation settlement		$ 1,100
Payment for litigation amount	$ 1,100